UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2019

WESTERN ASSET

MACRO OPPORTUNITIES

FUND

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Macro Opportunities Fund for the six-month reporting period ended April 30, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2019

II	Western Asset Macro Opportunities Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended April 30, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2018 U.S. gross domestic product (“GDP”)i growth was 3.4%. Fourth quarter 2018 GDP growth then moderated to 2.2%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2019 GDP growth, released after the reporting period ended, was 3.1%. The acceleration in GDP growth during the first quarter of 2019 was attributed to an upturn in state and local government spending, increases in private inventory investment and exports, and a smaller decrease in residential investment. These movements were partly offset by decelerations in personal consumption expenditures and nonresidential fixed investment, along with a downturn in federal government spending. Imports also turned down.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on April 30, 2019, the unemployment rate was 3.6%, versus 3.7% when the period began. April 2019’s reading was the lowest reading since December 1969. However, the percentage of longer-term unemployed moved higher during the reporting period. In April 2019, 21.1% of Americans looking for a job had been out of work for more than six months, versus 20.8% when the period began.

Turning to the global economy, in its April 2019 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “After strong growth in 2017 and early 2018, global economic activity slowed notably in the second half of last year, reflecting a confluence of factors affecting major economies. China’s growth declined following a combination of needed regulatory tightening to rein in shadow banking and an increase in trade tensions with the United States. The euro area economy lost more momentum than expected as consumer and business confidence weakened and car production in Germany was disrupted by the introduction of new emission standards; investment dropped in Italy as sovereign spreads widened; and external demand, especially from emerging Asia, softened. Elsewhere, natural disasters hurt activity in Japan. Trade tensions increasingly took a toll on business confidence and, so, financial market sentiment worsened, with financial conditions tightening for vulnerable emerging markets in the spring of 2018 and then in advanced economies later in the year, weighing on global demand. Conditions have eased in 2019 as the US Federal Reserve signaled a more accommodative monetary policy stance and markets became more optimistic about a US–China trade deal, but they remain slightly more restrictive than in the fall [of 2018].” From a regional perspective, the IMF projects 2019 growth in the Eurozone will be 1.3%, versus 1.8% in 2018. Japan’s economy is expected to expand 1.0% in 2019, compared to 0.8% in 2018. Elsewhere, the IMF projects that overall growth in emerging market countries will decelerate to 4.4% in 2019, versus 4.5% in 2018.

Western Asset Macro Opportunities Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates once during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiv at its meeting that ended on December 19, 2018, to a range between 2.25% and 2.50%. This represented the Fed’s fourth rate hike in 2018. However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate….” Finally, at its meeting that concluded on March 20, 2019, most Federal Open Market Committee (“FOMC”)v members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. generally pursued accommodative monetary policies during the reporting period. Looking back, in December 2018, the European Central Bank (“ECB”)vi ended its bond buying program and said that it did not anticipate raising interest rates “at least through the summer of 2019”. However, in March 2019, the ECB said it didn’t expect to raise rates “at least through the end of 2019.” In other developed countries, the Bank of Englandvii kept rates on hold at 0.75% throughout the reporting period. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanviii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaix kept rates steady at 4.35% during the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term U.S. Treasury yields declined during the six-month reporting period ended April 30, 2019. The yield for the two-year Treasury note began the reporting period at 2.87% and ended the period at 2.27%. The low for the period of 2.22% took place on March 27, 2019, and the peak for the period of 2.98% occurred on November 8, 2018. The yield for the ten-year Treasury began the reporting period at 3.15% and ended the period at 2.51%. The low for the period of 2.39% took place on March 27, 2019, and the high for the period of 3.24% took place on November 8, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted positive absolute returns during the reporting period. Performance fluctuated given changing expectations for global growth, central bank monetary policy adjustments, concerns over the trade conflict between the U.S. and China, and periods of investor risk aversion. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexx, returned 5.49% during the six-month reporting period ended April 30, 2019.

IV	Western Asset Macro Opportunities Fund

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxi, returned 5.54% for the six months ended April 30, 2019. The high-yield market posted weak results over the first two months of the reporting period as investor risk aversion was elevated and there were concerns that Fed rate hikes might negatively impact the economic expansion. However, the high-yield market then rallied over the last four months of the period. This turnaround was driven by corporate earnings that were strong overall, the Fed’s intention to not raise interest rates in 2019 and robust investor demand.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xii returned 7.86% during the six months ended April 30, 2019. The asset class modestly declined during the first month of the reporting period, due to rising U.S. interest rates and investor risk aversion. The asset class rallied sharply over the last five months of the period. Investor sentiment for the asset class improved as the Fed announced an end to rate hikes in 2019, the U.S. dollar weakened at times and U.S. interest rates declined.

Performance review

For the six months ended April 30, 2019, Class A shares of Western Asset Macro Opportunities Fund, excluding sales charges, returned 10.17%. The Fund’s unmanaged benchmark the ICE BofAML USD LIBOR 3-Month Constant Maturity Indexxiii returned 1.34% for the same period. The Lipper Alternative Credit Focus Funds Category Averagexiv returned 2.94% over the same time frame.

Performance Snapshot as of April 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Macro Opportunities Fund:
Class A	10.17%
Class A2	10.10%
Class C	9.77%
Class FI	10.22%
Class I	10.34%
Class IS	10.44%
ICE BofAML USD LIBOR 3-Month Constant Maturity Index	1.34%
Lipper Alternative Credit Focus Funds Category Average	2.94%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Western Asset Macro Opportunities Fund	V

Investment commentary (cont’d)

The 30-Day SEC Yields for the period ended April 30, 2019 for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 3.48%, 3.46%, 2.92%, 3.62%, 3.92% and 4.01%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2019 the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.59%, 1.58%, 2.29%, 1.65%, 1.30% and 1.21%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2019

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High-yield (“junk”) bonds possess greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and the possibility of loss. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect; which may have a negative impact on the Fund’s performance. The Fund is non-diversified and may invest its assets in a limited number of issuers or strategies. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VI	Western Asset Macro Opportunities Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

vi	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vii	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

viii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

ix	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

[x]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xi

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xiii

The ICE BofAML USD LIBOR 3-Month Constant Maturity is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months.

xiv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2019 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 234 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Macro Opportunities Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2019 and October 31, 2018 and does not include derivatives such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2018 and held for the six months ended April 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	10.17%	$1,000.00	$1,101.70	1.59%	$8.29	Class A	5.00%	$1,000.00	$1,016.91	1.59%	$7.95
Class A2	10.10	1,000.00	1,101.00	1.60	8.33	Class A2	5.00	1,000.00	1,016.86	1.60	8.00
Class C	9.77	1,000.00	1,097.70	2.30	11.96	Class C	5.00	1,000.00	1,013.39	2.30	11.48
Class FI	10.22	1,000.00	1,102.20	1.60	8.34	Class FI	5.00	1,000.00	1,016.86	1.60	8.00
Class I	10.34	1,000.00	1,103.40	1.31	6.83	Class I	5.00	1,000.00	1,018.30	1.31	6.56
Class IS	10.44	1,000.00	1,104.40	1.21	6.31	Class IS	5.00	1,000.00	1,018.79	1.21	6.06

2	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

[1]	For the six months ended April 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — April 30, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WAMO	— Western Asset Macro Opportunities Fund

Benchmark	— ICE BofAML USD LIBOR 3-Month Constant Maturity Index

4	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — April 30, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WAMO	— Western Asset Macro Opportunities Fund

Benchmark	— ICE BofAML USD LIBOR 3-Month Constant Maturity Index

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2019

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 33.4%
Communication Services — 2.1%
Diversified Telecommunication Services — 0.2%
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000	$483,000
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	480,000	480,000	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	180,000	193,322
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	1,470,000	1,458,583
Total Diversified Telecommunication Services				2,614,905
Media — 1.6%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	870,000	883,594	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000	300,875	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	4,307,094
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	640,000	678,253
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,000,000	1,028,304
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,610,000	2,948,216
Comcast Corp., Senior Notes	4.150%	10/15/28	640,000	677,960
Comcast Corp., Senior Notes	4.700%	10/15/48	5,150,000	5,603,560
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	615,038
Fox Corp., Senior Notes	4.709%	1/25/29	2,110,000	2,271,951	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	590,000	658,151	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,850,000	1,931,450	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	222,502
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	300,000	306,288	(a)
Total Media				22,433,236
Wireless Telecommunication Services — 0.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	1,032,600	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000	21,050
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	303,750
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	2,510,000	2,586,930
Total Wireless Telecommunication Services				3,944,330
Total Communication Services				28,992,471
Consumer Discretionary — 1.4%
Diversified Consumer Services — 0.1%
Wesleyan University, Senior Notes	4.781%	7/1/2116	580,000	597,478
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	470,000	464,125	(a)

See Notes to Financial Statements.

6	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	950,000		$966,625
Sands China Ltd., Senior Notes	4.600%	8/8/23	540,000		558,507
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000		802,839
Total Hotels, Restaurants & Leisure					2,792,096
Internet & Direct Marketing Retail — 1.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000		413,626
Amazon.com Inc., Senior Notes	4.050%	8/22/47	6,100,000		6,364,869
Amazon.com Inc., Senior Notes	4.250%	8/22/57	8,520,000		9,028,952
Total Internet & Direct Marketing Retail					15,807,447
Total Consumer Discretionary					19,197,021
Consumer Staples — 2.1%
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	2,770,000		2,781,381	(a)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	310,000		315,099	(a)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000		1,020,792
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,050,000		1,026,668
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	6,560,000		7,297,640
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000		535,458
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000		171,481
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	390,000		396,337	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	920,000		1,051,515	(a)
Total Beverages					14,596,371
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	4.125%	7/1/27	2,140,000	GBP	2,972,132	(b)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000		326,400	(a)
Total Food Products					3,298,532
Tobacco — 0.9%
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000		827,000
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,940,000		2,017,569
Altria Group Inc., Senior Notes	5.800%	2/14/39	1,120,000		1,200,170
Altria Group Inc., Senior Notes	5.950%	2/14/49	60,000		64,963
Altria Group Inc., Senior Notes	6.200%	2/14/59	2,830,000		3,080,366
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,020,000		2,877,868
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,030,000		1,815,969

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	$211,328
Total Tobacco				12,095,233
Total Consumer Staples				29,990,136
Energy — 5.6%
Energy Equipment & Services — 0.2%
Halliburton Co., Senior Notes	3.800%	11/15/25	970,000	993,083
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,312,007
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	1,160,000	1,015,000	(a)
Total Energy Equipment & Services				3,320,090
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	920,000	1,035,802
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	1,210,378
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,010,000	1,030,903
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	877,939
Apache Corp., Senior Notes	4.375%	10/15/28	200,000	203,579
Apache Corp., Senior Notes	5.100%	9/1/40	4,160,000	4,156,520
Apache Corp., Senior Notes	4.750%	4/15/43	1,260,000	1,209,896
Apache Corp., Senior Notes	4.250%	1/15/44	1,800,000	1,621,780
Berry Petroleum Co. Escrow	—	—	440,000	0	*(c)(d)(e)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000	1,187,550	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	397,100
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000	133,900
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	830,000	815,705
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,710,000	1,714,176
Concho Resources Inc., Senior Notes	4.300%	8/15/28	1,370,000	1,428,809
Continental Resources Inc., Senior Notes	4.375%	1/15/28	90,000	92,524
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,490,000	1,518,437
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	900,000	942,750	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,216,900
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	33,264
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	30,052
Devon Energy Corp., Senior Notes	5.000%	6/15/45	840,000	872,356
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,310,000	2,522,751
Ecopetrol SA, Senior Notes	4.125%	1/16/25	2,600,000	2,626,000
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,649,199
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	1,968,665
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	273,958

See Notes to Financial Statements.

8	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	$726,012	(f)
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,290,042
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,227,802
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	546,662
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	563,432
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	390,000	426,020
Magnum Hunter Resources Corp. Escrow	—	—	1,610,000	0	*(c)(d)(e)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	290,000	292,538	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000	436,425	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	410,000	390,398	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,132,438
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	532,809
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	925,678
MPLX LP, Senior Notes	5.200%	3/1/47	1,410,000	1,454,535
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,168,821
MPLX LP, Senior Notes	5.500%	2/15/49	1,310,000	1,416,357
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,580,000	1,575,829
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	550,000	563,586
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	130,000	131,181
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	920,000	884,419
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	210,000	205,107
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	2,738,610
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,230,000	4,341,037
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	2,562,681
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,731,732
Range Resources Corp., Senior Notes	5.875%	7/1/22	280,000	284,550
Range Resources Corp., Senior Notes	5.000%	3/15/23	200,000	195,326
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000	545,750
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,289,150	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,544,177	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	2,590,000	2,593,309
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	40,800
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,440,733
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	1,980,591
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,140,000	1,594,807

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000		$1,386,963
Total Oil, Gas & Consumable Fuels					75,931,200
Total Energy					79,251,290
Financials — 16.8%
Banks — 14.8%
ABN AMRO Bank NV, Junior Subordinated Notes (5.750% to 9/22/20 then EUR 5 year Swap Rate + 5.452%)	5.750%	9/22/20	4,500,000	EUR	5,290,798	(b)(f)(g)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	5/16/19	1,400,000		1,160,481	(f)(g)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (8.875% to 4/14/21 then EUR 5 year Swap Rate + 9.177%)	8.875%	4/14/21	5,400,000	EUR	6,756,551	(b)(f)(g)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		1,908,690	(a)(f)(g)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		857,183	(a)(f)(g)
Banco Santander SA, Junior Subordinated Notes (6.250% to 9/11/21 then EUR 5 year Swap Rate + 5.640%)	6.250%	9/11/21	3,000,000	EUR	3,528,881	(b)(f)(g)
Banco Santander SA, Senior Notes	4.379%	4/12/28	400,000		410,048
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000		6,474,186	(f)(g)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	3,810,000		4,089,559	(f)(g)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	1,430,000		1,541,740	(f)(g)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	6,170,000		6,376,300
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		447,675
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,841,214	(f)(g)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	4,300,000	EUR	5,250,752	(f)(g)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,930,000		3,091,150	(f)(g)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		3,076,416	(f)
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	3,016,626	(b)(f)(g)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		208,093	(a)(f)(g)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	2,990,000		3,235,554	(a)(f)(g)

See Notes to Financial Statements.

10	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
BNP Paribas SA, Senior Notes (3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,500,000		$2,620,404	(a)(f)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	900,000		981,386	(a)(f)
BPCE SA, Subordinated Notes (2.750% to 11/30/22 then EUR 5 year Swap Rate + 2.370%)	2.750%	11/30/27	4,500,000	EUR	5,390,268	(b)(f)
Citigroup Inc., Junior Subordinated Notes (5.350% to 5/15/23 then 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	450,000		451,125	(f)(g)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	11,210,000		11,752,284	(f)(g)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,720,000		1,789,901	(f)(g)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		1,972,613
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		885,217
Citigroup Inc., Senior Notes	4.650%	7/23/48	520,000		561,924
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000		2,011,232
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,651,514
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		1,900,811
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		491,358
Cooperatieve Rabobank UA, Junior Subordinated Notes (6.625% to 6/29/21 then EUR 5 year Swap Rate + 6.697%)	6.625%	6/29/21	5,400,000	EUR	6,715,602	(b)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	2,672,000	EUR	3,243,966	(b)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,708,835	(a)(f)(g)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 7 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	4,903,971	(b)(f)(g)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	770,000		792,147	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	840,000		880,220	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,120,000		1,145,917	(f)(g)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		897,303	(f)(g)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,290,000		3,350,503	(f)(g)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	650,000		677,529
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		2,913,756	(f)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		606,415
ING Groep NV, Subordinated Notes (2.500% to 2/15/24 then EUR 5 year Swap Rate + 2.150%)	2.500%	2/15/29	4,400,000	EUR	5,191,144	(b)(f)
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Rate + 6.884%)	7.000%	1/19/21	5,527,000	EUR	6,494,246	(b)(f)(g)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		$193,134	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	410,000		400,832	(a)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	640,000		668,147	(f)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,410,000		1,570,704
KBC Group NV, Subordinated Notes (1.875% to 3/11/22 then EUR 5 year Swap Rate + 1.500%)	1.875%	3/11/27	2,600,000	EUR	2,998,323	(b)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000		1,540,825	(f)(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,466,652
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,158,524
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		430,110
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,480,000		11,939,988
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000		689,588	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	440,000		466,002	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	330,000		343,778	(a)
Societe Generale SA, Subordinated Notes (2.500% to 9/16/21 then EUR 5 year Swap Rate + 1.830%)	2.500%	9/16/26	4,500,000	EUR	5,243,894	(b)(f)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,200,000		1,318,786	(a)
UniCredit SpA, Junior Subordinated Notes (6.625% to 6/3/23 then EUR 5 year Swap Rate + 6.387%)	6.625%	6/3/23	7,790,000	EUR	8,715,980	(b)(f)(g)
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,700,000		1,792,227	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	8,360,000		8,529,379	(a)(f)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	5/31/19	16,617,000		16,546,959	(f)(g)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000		915,501	(f)(g)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000		2,335,283
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000		5,161,754
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000		1,428,446
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000		526,653
Total Banks					208,924,957
Capital Markets — 1.5%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000		312,112	(a)(f)(g)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000		1,866,217	(a)(f)(g)

See Notes to Financial Statements.

12	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	250,000		$248,060	(a)(f)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,880,000		3,144,628
Goldman Sachs Capital II Ltd. (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	5/31/19	149,000		119,828	(f)(g)
Goldman Sachs Capital III Ltd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	5/31/19	96,000		76,005	(f)(g)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	570,000		608,823
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000		439,628	(f)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000		628,653
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000		2,100,876
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000		4,917,881
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,290,000		1,366,542	(f)
UBS Group Funding Switzerland AG, Senior Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	2,578,945	(b)(f)(g)
UBS Group Funding Switzerland AG, Senior Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,880,000		3,004,157	(a)(f)(g)
Total Capital Markets					21,412,355
Consumer Finance — 0.0%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000		308,400
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	333,000		345,974
DAE Funding LLC, Senior Notes	5.750%	11/15/23	400,000		420,000	(a)
ILFC E-Capital Trust I ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.570%	12/21/65	740,000		556,935	(a)(f)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000		689,765
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000		356,877	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000		162,147	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000		422,140	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000		816,223	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000		65,646	(a)
Total Diversified Financial Services					3,835,707
Insurance — 0.2%
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000		2,152,052	(a)
Total Financials					236,633,471

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 2.8%
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	2,020,000	$2,013,242
Health Care Providers & Services — 1.1%
Centene Corp., Senior Notes	4.750%	5/15/22	180,000	184,124
Centene Corp., Senior Notes	6.125%	2/15/24	290,000	304,138
Centene Corp., Senior Notes	4.750%	1/15/25	610,000	620,370
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	1,654,869
CVS Health Corp., Senior Notes	4.300%	3/25/28	300,000	303,584
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,130,000	1,101,121
CVS Health Corp., Senior Notes	5.050%	3/25/48	7,480,000	7,392,787
DaVita Inc., Senior Notes	5.000%	5/1/25	60,000	58,931
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	793,625
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,121,923
HCA Inc., Senior Notes	5.375%	2/1/25	340,000	358,700
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	42,700
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	246,720
HCA Inc., Senior Secured Notes	5.500%	6/15/47	80,000	84,886
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	871,818
Total Health Care Providers & Services				15,140,296
Pharmaceuticals — 1.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,240,000	5,842,600	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	2,280,000	2,489,475	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,520,000	3,568,400	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	7,623,175	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	1,180,000	1,246,375	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	460,000	472,507	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	600,000	576,696
Total Pharmaceuticals				21,819,228
Total Health Care				38,972,766
Industrials — 0.6%
Air Freight & Logistics — 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,120,000	1,897,400
Commercial Services & Supplies — 0.1%
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	410,000	422,505
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	325,112
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	650,000	697,125
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	430,000	433,225	(h)
Total Commercial Services & Supplies				1,877,967

See Notes to Financial Statements.

14	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — 0.3%
General Electric Co., Senior Notes	5.875%	1/14/38	1,270,000	$1,372,545
General Electric Co., Senior Notes	6.875%	1/10/39	2,290,000	2,713,966
Total Industrial Conglomerates				4,086,511
Total Industrials				7,861,878
Information Technology — 0.5%
Communications Equipment — 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	300,000	(a)
IT Services — 0.1%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	730,000	748,787	(a)
Software — 0.3%
Microsoft Corp., Senior Notes	3.300%	2/6/27	3,700,000	3,796,144
Microsoft Corp., Senior Notes	3.700%	8/8/46	800,000	803,350
Total Software				4,599,494
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,430,000	1,464,971	(a)
Total Information Technology				7,113,252
Materials — 0.7%
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	252,500	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	480,000	485,731	(a)
Total Containers & Packaging				738,231
Metals & Mining — 0.6%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	559,154	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	265,585	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	646,402	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	310,000	356,401
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093% to 10/19/45 then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	1,880,000	2,118,224	(a)(f)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	10,000	9,925
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	40,000	39,850
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	153,327	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,920,000	2,962,748	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,190,000	1,155,028	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	909,330
Total Metals & Mining				9,175,974
Total Materials				9,914,205

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Utilities — 0.8%
Electric Utilities — 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000		$1,901,902	(a)
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,070,000		2,100,216
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,630,000		7,448,707
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	250,000		266,687
Total Utilities					11,717,512
Total Corporate Bonds & Notes (Cost — $450,920,425)					469,644,002
Sovereign Bonds — 28.3%
Argentina — 2.0%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	70.354%	6/21/20	147,240,000	ARS	3,301,900	(f)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	114,350,000	ARS	1,894,887
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	76,600,000	ARS	1,283,249
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	69,530,000	ARS	1,149,477
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	5,820,000		4,542,568
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	3,380,000		2,545,562
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	5,560,000		3,862,115
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	2,874,178		2,144,165
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,040,000		726,700
Argentine Republic Government International Bond, Senior Notes	7.125%	6/28/2117	7,340,000		4,909,689
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		644,938	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		1,319,900	(a)
Total Argentina					28,325,150
Australia — 0.5%
Australia Government Bond, Senior Notes	3.000%	3/21/47	8,330,000	AUD	6,540,905
Brazil — 3.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	91,889,000	BRL	24,406,032
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	48,271,000	BRL	12,983,814
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,469,000	BRL	666,770
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		1,754,116
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	14,720,000		13,470,640
Total Brazil					53,281,372
China — 0.7%
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	308,263	(b)

See Notes to Financial Statements.

16	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
China — continued
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	$1,649,833	(b)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	1,348,040	(b)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,566,462	(b)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,489,653	(b)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	298,617	(b)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	786,709	(b)
Total China					9,447,577
Colombia — 0.9%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	7,356,000		8,270,902
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	3,640,000		3,900,260
Total Colombia					12,171,162
Ecuador — 0.6%
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	2,270,000		2,309,725	(b)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	2,000,000		2,137,500	(a)
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	3,480,000		3,553,950	(a)
Total Ecuador					8,001,175
Egypt — 0.6%
Egypt Government Bond	15.160%	10/10/22	74,370,000	EGP	4,241,684
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	221,944
Egypt Government Bond	15.250%	12/9/24	22,890,000	EGP	1,306,184
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	2,920,000		2,898,100	(a)
Total Egypt					8,667,912
Ghana — 0.4%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		325,571	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	4,710,000		4,679,385	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	890,000		883,111	(a)
Total Ghana					5,888,067
Indonesia — 1.9%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	3,230,000		3,187,338
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	14,808,000,000	IDR	1,039,677
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	3,507,000,000	IDR	258,531
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	245,229,000,000	IDR	16,458,463
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	84,287,000,000	IDR	5,996,207
Total Indonesia					26,940,216
Japan — 0.4%
Japan Government Thirty Year Bond, Senior Notes	0.700%	6/20/48	620,000,000	JPY	5,806,366
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,399,711	(a)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — 5.6%
Mexican Bonos, Bonds	8.000%	11/7/47	304,240,000	MXN	$15,183,330
Mexican Bonos, Senior Notes	7.750%	11/23/34	32,420,000	MXN	1,619,516
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,283,645,400	MXN	62,707,697
Total Mexico					79,510,543
Russia — 5.2%
Russian Federal Bond — OFZ	7.400%	12/7/22	44,150,000	RUB	678,745
Russian Federal Bond — OFZ	7.000%	1/25/23	499,900,000	RUB	7,558,778
Russian Federal Bond — OFZ	7.000%	8/16/23	495,680,000	RUB	7,481,400
Russian Federal Bond — OFZ	8.150%	2/3/27	1,998,947,000	RUB	31,452,315
Russian Federal Bond — OFZ	7.050%	1/19/28	1,763,214,000	RUB	25,812,703
Total Russia					72,983,941
South Africa — 3.4%
Republic of South Africa Government Bond	10.500%	12/21/26	118,290,000	ZAR	9,150,627
Republic of South Africa Government Bond	7.000%	2/28/31	165,000,000	ZAR	9,696,417
Republic of South Africa Government Bond	6.500%	2/28/41	19,790,000	ZAR	980,162
Republic of South Africa Government Bond, Senior Notes	4.300%	10/12/28	8,120,000		7,587,239
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	409,480,000	ZAR	20,792,624
Total South Africa					48,207,069
Supranational — 0.2%
International Bank for Reconstruction & Development, Senior Notes	8.400%	10/12/21	34,200,000,000	IDR	2,450,160
Turkey — 1.0%
Turkey Government Bond	10.500%	8/11/27	29,360,000	TRY	3,198,310
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	12,520,000		11,251,912
Total Turkey					14,450,222
United Arab Emirates — 1.0%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	10,260,000		10,171,087	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	3,270,000		3,337,205	(a)
Total United Arab Emirates					13,508,292
Total Sovereign Bonds (Cost — $448,784,310)					397,579,840
U.S. Government & Agency Obligations — 10.2%
U.S. Government Obligations — 10.2%
U.S. Treasury Bonds	4.250%	11/15/40	23,330,000		28,714,582
U.S. Treasury Bonds	3.750%	11/15/43	11,535,000		13,249,479
U.S. Treasury Bonds	3.000%	2/15/47	23,660,300		24,005,038
U.S. Treasury Bonds	3.000%	5/15/47	1,043,000		1,056,730
U.S. Treasury Bonds	3.000%	2/15/48	3,915,000		3,959,961

See Notes to Financial Statements.

18	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Bonds	3.375%	11/15/48	10,720,000	$11,656,325
U.S. Treasury Notes	2.500%	1/31/24	5,140,000	5,188,790
U.S. Treasury Notes	2.125%	3/31/24	530,000	526,129
U.S. Treasury Notes	2.625%	1/31/26	18,420,000	18,681,190
U.S. Treasury Notes	2.625%	2/15/29	35,904,000	36,274,260
Total U.S. Government & Agency Obligations (Cost — $139,870,211)				143,312,484
Collateralized Mortgage Obligations (i) — 5.6%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.640%)	3.117%	7/25/35	329,882	324,593	(f)
Banc of America Alternative Loan Trust, 2005- 4 CB7, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	2.623%	5/25/35	528,907	45,024	(f)
Banc of America Funding Corp., 2015-R3 2A2	2.616%	2/27/37	4,291,992	3,551,568	(a)(f)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.960%	5/15/37	6,500,000	6,514,486	(a)(f)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.700%	6/15/38	77,317	43,862	(f)
CSMC Trust, 2015-2R 7A2	3.845%	8/27/36	9,318,204	8,486,934	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	10.427%	5/25/25	1,576,219	1,932,384	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	7.627%	10/25/29	4,880,000	5,582,296	(f)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	7.477%	7/25/25	1,215,165	1,337,879	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	8.227%	7/25/29	3,400,000	4,043,000	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	6.077%	1/25/30	3,880,000	4,040,882	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	4.877%	5/25/30	3,540,000	3,624,694	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	6.027%	7/25/30	5,280,000	5,362,983	(a)(f)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	813,740	811,101	(a)(f)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	110,000	26,557	(f)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	6.223%	9/15/31	8,150,000	8,170,049	(a)(f)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.747%	11/25/36	1,641,037	1,245,540	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.278%	4/17/45	193,006	106,104	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	242,173	97,571	(f)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.680%	6/15/35	10,570,000	$10,521,959	(a)(f)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	616,276	434,699	(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	267,505	187,254	(f)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	119,612	77,147	(f)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	337,051	254,988
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	156,969	157,259
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.073%	2/25/36	2,043,467	312,395	(f)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	3.237%	5/20/34	226,083	207,250	(f)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.150%)	6.623%	11/15/27	5,070,000	3,924,155	(a)(f)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	203,177	(a)(f)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	550,000	229,341	(a)(f)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.899%	2/15/51	2,622,992	2,286,593	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.877%	6/25/35	130,532	111,139	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.480%)	2.957%	12/25/45	2,966,810	2,186,097	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.445%	2/25/46	2,929,543	2,715,317	(f)
Total Collateralized Mortgage Obligations (Cost — $77,180,075)				79,156,277
U.S. Treasury Inflation Protected Securities — 4.3%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	6,730,469	6,420,581
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	53,752,400	54,603,733
Total U.S. Treasury Inflation Protected Securities (Cost — $60,233,862)				61,024,314
Asset-Backed Securities — 2.6%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	4.952%	1/25/34	431,984	415,377	(f)
Applebee’s Funding LLC/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	3,041,500	3,035,453	(a)
Bayview Financial Mortgage Pass-Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.290%)	2.769%	11/28/36	2,992,567	2,894,271	(f)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	1,762,495	1,780,767	(a)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	3,670,869	3,704,875	(f)
CreditShop Credit Card Co. LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	10.460%	10/15/22	4,233,315	4,269,493	(a)(f)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	3,330,000	3,458,470
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	2,060,000	2,064,004	(a)
Mill City Solar Loan Ltd., 2019-1A A	4.340%	3/20/43	5,413,771	5,462,479	(a)

See Notes to Financial Statements.

20	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Asset-Backed Securities — continued
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	3,648,776		$3,450,049
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	4,641,918		3,200,428
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.827%	8/25/36	2,160,000		2,147,535	(f)
Total Asset-Backed Securities (Cost — $35,740,593)					35,883,201
Non-U.S. Treasury Inflation Protected Securities — 2.4%
Argentina — 0.4%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	288,174,415	ARS	5,683,821
Brazil — 0.3%
Brazil Notas do Tesouro Nacional Series B, Notes	6.000%	8/15/50	15,617,065	BRL	4,985,973
Japan — 1.7%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	966,270,000	JPY	8,891,124
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	477,123,000	JPY	4,411,658
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	1,112,350,932	JPY	10,335,143
Total Japan					23,637,925
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $42,025,467)					34,307,719
Senior Loans — 2.4%
Communication Services — 0.5%
Diversified Telecommunication Services — 0.2%
CenturyLink Inc., Initial Term Loan B (1 mo. USD LIBOR + 2.750%)	5.233%	1/31/25	498,687		496,349	(f)(j)(k)
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.733%	2/22/24	1,250,000		1,252,604	(f)(j)(k)
Securus Technologies Holdings Inc., First Lien Initial Term Loan	—	11/1/24	870,000		857,820	(l)
Virgin Media Bristol LLC, Term Loan Facility K	—	1/15/26	360,000		361,266	(l)
Total Diversified Telecommunication Services					2,968,039
Media — 0.3%
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.229%	11/18/24	84,522		84,601	(f)(j)(k)
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.490%	4/30/25	1,403,286		1,408,544	(f)(j)(k)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	6.160%	1/31/26	923,930		907,761	(d)(f)(j)(k)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	5.233%	3/15/24	1,517,409		1,463,115	(f)(j)(k)
UPC Financing Partnership, Term Loan Facility AR (1 mo. USD LIBOR + 2.500%)	4.973%	1/15/26	674,658		675,689	(f)(j)(k)
Total Media					4,539,710
Total Communication Services					7,507,749

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 0.6%
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.233%	5/2/22	960,451	$963,149	(f)(j)(k)(l)
Hotels, Restaurants & Leisure — 0.4%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.733%	2/16/24	1,125,491	1,125,491	(f)(j)(k)
Alterra Mountain Co., Initial Term Loan	—	7/31/24	290,000	290,995	(l)
Aramark Services Inc., USD Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.233%	3/11/25	1,212,461	1,212,967	(f)(j)(k)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.233%	12/23/24	1,205,003	1,210,369	(f)(j)(k)(l)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.223-5.233%	10/4/23	635,002	637,326	(f)(j)(k)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.227%	10/25/23	469,506	471,756	(f)(j)(k)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	5.233%	8/14/24	1,408,741	1,408,154	(f)(j)(k)(l)
Total Hotels, Restaurants & Leisure				6,357,058
Specialty Retail — 0.1%
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.983-4.987%	1/30/23	1,322,932	1,318,383	(f)(j)(k)
Total Consumer Discretionary				8,638,590
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Albertson’s LLC, 2017 Replacement Term Loan B5	—	12/21/22	360,000	361,012	(l)
Albertson’s LLC, 2017 Replacement Term Loan B6	—	6/22/23	540,000	541,350	(l)
Total Food & Staples Retailing				902,362
Food Products — 0.0%
Post Holdings Inc., Replacement Incremental Term Loan A (1 mo. USD LIBOR + 2.000%)	4.481%	5/24/24	816,904	817,528	(f)(j)(k)
Total Consumer Staples				1,719,890
Financials — 0.2%
Capital Markets — 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan	—	7/21/25	370,000	371,434	(l)
RPI Finance Trust, Initial Term Loan B6	—	3/27/23	300,000	300,750	(l)
Total Capital Markets				672,184
Diversified Financial Services — 0.1%
Intelsat Jackson Holdings SA, Term Loan B3 (1 mo. USD LIBOR + 3.750%)	6.229%	11/27/23	260,000	259,228	(f)(j)(k)
Jane Street Group LLC, New Term Loan	—	8/25/22	340,000	340,106	(l)

See Notes to Financial Statements.

22	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.240%	2/1/23	990,000	$985,050	(f)(j)(k)(l)
Total Diversified Financial Services				1,584,384
Insurance — 0.0%
Asurion LLC, New Term Loan B7	—	11/3/24	570,000	572,612	(l)
Total Financials				2,829,180
Health Care — 0.4%
Health Care Providers & Services — 0.2%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.983%	8/18/22	1,160,173	1,155,305	(f)(j)(k)
LifePoint Health Inc., First Lien Term Loan B	—	11/16/25	1,040,000	1,048,125	(l)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	6/7/23	546,295	541,771	(f)(j)(k)
Phoenix Guarantor Inc., First Lien Delayed Draw Term Loan	0.500%	3/5/26	15,000	15,089	(f)(j)(k)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.977%	3/5/26	165,000	165,980	(f)(j)(k)
Total Health Care Providers & Services				2,926,270
Health Care Technology — 0.1%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	7.197%	2/11/26	240,000	241,875	(f)(j)(k)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.750%)	5.233%	3/1/24	1,381,139	1,382,495	(f)(j)(k)(l)
Total Health Care Technology				1,624,370
Pharmaceuticals — 0.1%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.474%	6/2/25	320,000	321,325	(f)(j)(k)
Total Health Care				4,871,965
Industrials — 0.1%
Air Freight & Logistics — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.487%	1/15/25	753,579	754,460	(f)(j)(k)
Professional Services — 0.0%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.483%	4/10/23	482,362	483,352	(f)(j)(k)
Total Industrials				1,237,812
Information Technology — 0.2%
IT Services — 0.1%
First Data Corp., 2022 New Dollar Term Loan D (1 mo. USD LIBOR + 2.000%)	4.481%	7/8/22	135,658	135,768	(f)(j)(k)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
First Data Corp., 2024 New Dollar Term Loan A (1 mo. USD LIBOR + 2.000%)	4.481%	4/26/24	1,106,178	$1,107,292	(f)(j)(k)
Total IT Services				1,243,060
Software — 0.1%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.900%	9/7/23	775,548	777,002	(f)(j)(k)
DigiCert Holdings Inc., First Lien Term Loan	—	10/31/24	500,000	501,172	(l)
Total Software				1,278,174
Total Information Technology				2,521,234
Materials — 0.2%
Containers & Packaging — 0.2%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.000%)	4.481%	10/3/22	925,049	924,827	(f)(j)(k)
Berry Global Inc., Term Loan R (1 mo. USD LIBOR + 2.000%)	4.481%	1/19/24	310,251	309,687	(f)(j)(k)
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	5.233%	2/6/23	1,187,207	1,191,851	(f)(j)(k)(l)
Total Materials				2,426,365
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.483%	3/21/25	887,835	888,628	(f)(j)(k)
Real Estate Management & Development — 0.0%
CityCenter Holdings LLC, Refinancing Term Loan	—	4/18/24	840,000	840,150	(l)
Total Real Estate				1,728,778
Total Senior Loans (Cost — $33,528,559)				33,481,563
Municipal Bonds — 0.4%
California — 0.0%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	373,158	(a)
Illinois — 0.3%
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	1,050,000	1,069,015
State of Illinois, GO	5.100%	6/1/33	2,925,000	2,877,352
Total Illinois				3,946,367
Michigan — 0.0%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	820,000	717,968
New Jersey — 0.1%
New Jersey State Transportation Trust Fund Authority, Build America Bond	6.561%	12/15/40	820,000	1,065,475
Total Municipal Bonds (Cost — $5,806,070)				6,102,968

See Notes to Financial Statements.

24	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.1%
Australian Dollar Futures, Call @ $71.00	5/3/19	53	53,000	$4,770
Australian Dollar Futures, Call @ $76.00	5/3/19	106	106,000	530
Canadian Dollar Futures, Call @ $75.00	6/7/19	27	27,000	10,260
Euro Currency Futures, Call @ $1.13	5/3/19	133	16,625,000	26,600
Euro Currency Futures, Call @ $1.14	5/3/19	223	27,875,000	16,725
Euro Currency Futures, Call @ $1.15	5/3/19	83	10,375,000	519
Euro Currency Futures, Call @ $1.13	6/7/19	81	10,125,000	63,788
Euro Currency Futures, Call @ $1.14	6/7/19	81	10,125,000	30,375
Euro Currency Futures, Call @ $1.14	6/7/19	108	13,500,000	59,400
Euro Currency Futures, Put @ $1.07	5/3/19	127	15,875,000	794
Euro Currency Futures, Put @ $1.14	5/3/19	26	3,250,000	28,925
Euro-Bund Futures, Call @ 169.50 EUR	5/24/19	165	16,500,000	(2,062)
Euro-Bund Futures, Call @ 171.50 EUR	5/24/19	400	40,000,000	4,486
Euro-Bund Futures, Call @ 175.50 EUR	5/24/19	1,088	108,800,000	(13,893)
Euro-Bund Futures, Call @ 176.00 EUR	5/24/19	3,483	348,300,000	(44,477)
Euro-OAT Futures, Call @ 166.00 EUR	5/24/19	617	61,700,000	6,920
Japanese Yen Currency Futures, Put @ $84.50	6/7/19	382	477,500	2,387
U.S. Treasury 2-Year Notes Futures, Put @ $105.00	5/24/19	497	994,000	0	(e)
U.S. Treasury 2-Year Notes Futures, Put @ $105.25	5/24/19	2,142	4,284,000	0	(e)
U.S. Treasury 2-Year Notes Futures, Put @ $105.63	5/24/19	52	104,000	0	(e)
U.S. Treasury 5-Year Notes Futures, Call @ $115.25	5/24/19	54	54,000	27,844
U.S. Treasury 5-Year Notes Futures, Call @ $116.00	6/21/19	54	54,000	17,297
U.S. Treasury 5-Year Notes Futures, Put @ $111.75	5/24/19	2,056	2,056,000	0	(e)
U.S. Treasury 5-Year Notes Futures, Put @ $112.00	5/24/19	1,978	1,978,000	0	(e)
U.S. Treasury 5-Year Notes Futures, Put @ $112.50	5/24/19	3,253	3,253,000	25,416
U.S. Treasury 5-Year Notes Futures, Put @ $113.25	5/24/19	2,111	2,111,000	32,984
U.S. Treasury 5-Year Notes Futures, Put @ $113.75	5/24/19	517	517,000	8,078
U.S. Treasury 10-Year Notes Futures, Call @ $123.50	5/24/19	81	81,000	43,031
U.S. Treasury 10-Year Notes Futures, Call @ $123.75	5/24/19	81	81,000	32,906
U.S. Treasury 10-Year Notes Futures, Call @ $127.50	5/24/19	371	371,000	5,797
U.S. Treasury 10-Year Notes Futures, Call @ $128.00	5/24/19	1,025	1,025,000	16,016
U.S. Treasury 10-Year Notes Futures, Call @ $128.50	5/24/19	2,974	2,974,000	46,469
U.S. Treasury 10-Year Notes Futures, Call @ $129.00	5/24/19	317	317,000	4,953
U.S. Treasury 10-Year Notes Futures, Call @ $129.50	5/24/19	475	475,000	7,422
U.S. Treasury 10-Year Notes Futures, Call @ $130.00	5/24/19	500	500,000	0	(e)
U.S. Treasury 10-Year Notes Futures, Call @ $133.50	5/24/19	2,201	2,201,000	0	(e)
U.S. Treasury 10-Year Notes Futures, Call @ $135.00	5/24/19	1,570	1,570,000	0	(e)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Call @ $135.50		5/24/19	2,541	2,541,000	$0	(e)
U.S. Treasury 10-Year Notes Futures, Call @ $136.50		5/24/19	5,847	5,847,000	0	(e)
U.S. Treasury 10-Year Notes Futures, Call @ $133.00		6/21/19	787	787,000	122,969
U.S. Treasury Long-Term Bonds Futures, Call @ $146.00		5/24/19	27	27,000	48,516
U.S. Treasury Long-Term Bonds Futures, Call @ $147.00		5/24/19	167	167,000	185,266
U.S. Treasury Long-Term Bonds Futures, Call @ $147.50		5/24/19	230	230,000	194,062
U.S. Treasury Long-Term Bonds Futures, Put @ $134.00		5/24/19	2,599	2,599,000	0	(e)
U.S. Treasury Long-Term Bonds Futures, Put @ $134.50		5/24/19	1,248	1,248,000	19,500
U.S. Treasury Long-Term Bonds Futures, Put @ $135.00		5/24/19	1,582	1,582,000	24,719
U.S. Treasury Long-Term Bonds Futures, Put @ $136.00		5/24/19	397	397,000	6,203
U.S. Treasury Long-Term Bonds Futures, Put @ $136.50		5/24/19	640	640,000	10,000
U.S. Treasury Long-Term Bonds Futures, Put @ $137.00		5/24/19	1,632	1,632,000	25,500
U.S. Treasury Long-Term Bonds Futures, Put @ $138.00		5/24/19	406	406,000	6,344
U.S. Treasury Long-Term Bonds Futures, Put @ $147.00		5/24/19	135	135,000	86,484
Total Exchange-Traded Purchased Options					1,193,823

	Counterparty
OTC Purchased Options — 0.2%
Credit default swaption with BNP Paribas SA to buy protection on Markit CDX.NA.IG.32 Index, Put @ 130.00 bps	BNP Paribas SA	5/15/19	400,000,000	400,000,000	565
U.S. Dollar/Brazilian Real, Put @ 3.80 BRL	Goldman Sachs Group Inc.	6/11/19	13,600,000	13,600,000	69,952
U.S. Dollar/Colombian Peso, Put @ 3,040.00 COP	Goldman Sachs Group Inc.	5/29/19	19,900,000	19,900,000	2,926
U.S. Dollar/Euro, Call @ $1.15	JPMorgan Chase & Co.	10/21/19	14,900,000	14,900,000	281,985
U.S. Dollar/Euro, Put @ $1.16	Goldman Sachs Group Inc.	6/21/19	13,740,000	13,740,000	13,703
U.S. Dollar/Euro, Put @ $1.12	Barclays Bank PLC	7/24/19	8,990,000	8,990,000	106,071
U.S. Dollar/Euro, Put @ $1.13	BNP Paribas SA	7/24/19	18,580,000	18,580,000	219,221
U.S. Dollar/Indian Rupee, Put @ 71.33 INR	BNP Paribas SA	7/29/19	13,560,000	13,560,000	292,006
U.S. Dollar/Indian Rupee, Put @ 71.50 INR	Barclays Bank PLC	9/5/19	15,040,000	15,040,000	333,483
U.S. Dollar/Indian Rupee, Put @ 62.50 INR	Citibank N.A.	5/13/20	75,900,000	75,900,000	37,096

See Notes to Financial Statements.

26	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
U.S. Dollar/Mexican Peso, Put @ 19.40 MXN	Barclays Bank PLC	7/25/19	14,110,000	14,110,000	$348,784
U.S. Dollar/Russian Ruble, Put @ 64.97 RUB	Citibank N.A.	5/28/19	19,500,000	19,500,000	211,929
U.S. Dollar/Russian Ruble, Put @ 65.15 RUB	Goldman Sachs Group Inc.	6/20/19	28,440,000	28,440,000	424,187
U.S. Dollar/Russian Ruble, Put @ 65.51 RUB	Citibank N.A.	7/25/19	14,640,000	14,640,000	303,623
U.S. Dollar/Turkish Lira, Put @ 5.43 TRY	Goldman Sachs Group Inc.	6/14/19	10,500,000	10,500,000	10,925
Total OTC Purchased Options					2,656,456
Total Purchased Options (Cost — $5,485,652)					3,850,279

				Shares
Common Stocks — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Berry Petroleum Corp.				40,027	454,707
Montage Resources Corp.				25,268	280,980	*
Total Common Stocks (Cost — $2,305,301)					735,687

		Rate
Preferred Stocks — 0.0%
Financials — 0.0%
Banks — 0.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost — $398,161)		8.469%		15,225	400,417	(f)
Total Investments before Short-Term Investments (Cost — $1,302,278,686)					1,265,478,751
Short-Term Investments — 2.5%
Western Asset Government Cash Management Portfolio LLC (Cost — $35,154,489)		2.470%		35,154,489	35,154,489	(m)
Total Investments — 92.5% (Cost — $1,337,433,175)					1,300,633,240
Other Assets in Excess of Liabilities — 7.5%					105,999,764
Total Net Assets — 100.0%					$1,406,633,004

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Value is less than $1.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of April 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At April 30, 2019, the total market value of investments in Affiliated Companies was $35,154,489 and the cost was $35,154,489 (Note 8).

Abbreviations used in this schedule:

ARS	— Argentine Peso

AUD	— Australian Dollar

bps	— basis point spread. 100 basis points = 1.00%

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CER	— Coeficente de Establilzacion de Referencia

CLO	— Collateral Loan Obligation

CMT	— Constant Maturity Treasury

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

CPI	— Consumer Price Index

EGP	— Egyptian Pound

EUR	— Euro

GBP	— British Pound

GO	— General Obligation

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

See Notes to Financial Statements.

28	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Abbreviations used in this schedule (cont’d):

INR	— Indian Rupee

IO	— Interest Only

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

RUB	— Russian Ruble

TRY	— Turkish Lira

USD	— United States Dollar

ZAR	— South African Rand

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Canadian Dollar Futures, Call	5/3/19	$75.50		53	53,000	$(795)
Euro Currency Futures, Call	5/3/19	1.14		27	3,375,000	(675)
Euro Currency Futures, Call	6/7/19	1.15		53	6,625,000	(9,275)
Euro-Bund Futures, Call	5/24/19	165.00	EUR	189	18,900,000	(50,228)
Euro-Bund Futures, Call	5/24/19	165.50	EUR	108	10,800,000	(11,047)
Euro-Bund Futures, Call	5/24/19	166.00	EUR	54	5,400,000	23,632
Euro-Bund Futures, Put	5/24/19	162.50	EUR	211	21,100,000	34,345
Euro-Bund Futures, Put	5/24/19	163.50	EUR	105	10,500,000	(14,132)
Euro-Bund Futures, Put	5/24/19	164.00	EUR	52	5,200,000	11,667
Euro-Bund Futures, Put	5/24/19	164.50	EUR	270	27,000,000	40,201
Euro-Bund Futures, Put	5/24/19	165.00	EUR	216	21,600,000	11,385
U.S. Treasury 5-Year Notes Futures, Call	5/24/19	115.50		270	270,000	(97,031)
U.S. Treasury 5-Year Notes Futures, Call	5/24/19	116.00		324	324,000	(50,625)
U.S. Treasury 5-Year Notes Futures, Call	6/21/19	116.75		108	108,000	(14,344)
U.S. Treasury 5-Year Notes Futures, Put	5/24/19	115.00		160	160,000	(11,250)
U.S. Treasury 5-Year Notes Futures, Put	5/24/19	115.25		266	266,000	(33,250)
U.S. Treasury 5-Year Notes Futures, Put	6/21/19	115.25		108	108,000	(23,625)
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	123.00		250	250,000	(214,844)
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	124.00		405	405,000	(120,234)
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	124.50		1,196	1,196,000	(186,875)
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	125.00		1,285	1,285,000	(120,469)
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	127.00		1	1,000	(31)
U.S. Treasury 10-Year Notes Futures, Call	6/21/19	124.00		271	271,000	(165,141)
U.S. Treasury 10-Year Notes Futures, Call	6/21/19	124.50		272	272,000	(110,500)
U.S. Treasury 10-Year Notes Futures, Call	6/21/19	125.00		244	244,000	(68,625)
U.S. Treasury 10-Year Notes Futures, Put	5/24/19	122.75		81	81,000	(10,125)
U.S. Treasury 10-Year Notes Futures, Put	5/24/19	123.00		493	493,000	(92,438)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security		Expiration Date	Strike Price		Contracts	Notional Amount†		Value
U.S. Treasury 10-Year Notes Futures, Put		5/24/19	$123.50		503	503,000		$(180,766)
U.S. Treasury 10-Year Notes Futures, Put		6/21/19	123.00		27	27,000		(8,438)
U.S. Treasury Long-Term Bonds Futures, Call		5/24/19	148.00		244	244,000		(148,687)
U.S. Treasury Long-Term Bonds Futures, Call		5/24/19	149.00		443	443,000		(145,359)
U.S. Treasury Long-Term Bonds Futures, Call		5/24/19	150.00		621	621,000		(106,734)
U.S. Treasury Long-Term Bonds Futures, Call		5/24/19	154.00		27	27,000		(1,266)
U.S. Treasury Long-Term Bonds Futures, Put		5/24/19	144.00		289	289,000		(22,578)
U.S. Treasury Long-Term Bonds Futures, Put		5/24/19	145.00		604	604,000		(103,813)
U.S. Treasury Long-Term Bonds Futures, Put		5/24/19	146.00		187	187,000		(61,359)
U.S. Treasury Long-Term Bonds Futures, Put		6/21/19	146.00		54	54,000		(49,781)
Total Exchange-Traded Written Options (Premiums received — $3,240,377)								$(2,113,110)
OTC Written Options
	Counterparty
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Put	Bank of America N.A.	6/19/19	70.00	bps	12,695,000	12,695,000	‡	$(2,769)
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	6/11/19	3.70	BRL	27,200,000	27,200,000		(41,504)
U.S. Dollar/Euro, Put	JPMorgan Chase & Co.	10/21/19	1.22		14,900,000	14,900,000		(20,505)
U.S. Dollar/Indian Rupee, Put	BNP Paribas SA	7/29/19	69.52	INR	27,120,000	27,120,000		(220,254)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	6/25/19	18.90	MXN	20,800,000	20,800,000		(202,796)
U.S. Dollar/Mexican Peso, Put	Barclays Bank PLC	7/25/19	18.81	MXN	28,220,000	28,220,000		(272,151)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	6/14/19	64.95	RUB	13,600,000	13,600,000		(169,959)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	7/25/19	63.50	RUB	29,280,000	29,280,000		(199,038)
U.S. Dollar/Turkish Lira, Call	Goldman Sachs Group Inc.	6/14/19	6.50	TRY	10,500,000	10,500,000		(161,028)
Total OTC Written Options (Premiums received — $1,508,597)								$(1,290,004)
Total Written Options (Premiums received — $4,748,974)								$(3,403,114)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Financial Statements.

30	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Abbreviations used in this schedule:

bps	— basis point spread. 100 basis points = 1.00%

BRL	— Brazilian Real

EUR	— Euro

INR	— Indian Rupee

MXN	— Mexican Peso

RUB	— Russian Ruble

TRY	— Turkish Lira

At April 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	8,548	12/19	$2,074,738,895	$2,084,857,200	$10,118,305
90-Day Eurodollar	109	3/20	26,604,834	26,615,075	10,241
90-Day Eurodollar	1,716	6/20	417,265,153	419,390,400	2,125,247
90-Day Eurodollar	626	3/21	152,686,326	153,166,550	480,224
British Pound	302	6/19	24,961,755	24,667,738	(294,017)
Canadian 10-Year Bonds	85	6/19	8,634,701	8,767,112	132,411
Euro	98	6/19	13,775,464	13,801,463	25,999
Euro-BTP	733	6/19	104,971,968	107,255,445	2,283,477
Euro-BTP	207	6/19	25,691,648	25,817,437	125,789
Japanese Yen	18	6/19	2,021,058	2,027,138	6,080
Mexican Peso	440	6/19	11,521,580	11,528,000	6,420
Russian Ruble	1,140	6/19	43,070,612	43,833,000	762,388
U.S. Treasury 2-Year Notes	2,332	6/19	496,369,144	496,734,219	365,075
U.S. Treasury 5-Year Notes	9,380	6/19	1,078,734,931	1,084,709,109	5,974,178
U.S. Treasury Long-Term Bonds	10,634	6/19	1,552,235,332	1,568,182,687	15,947,355
U.S. Treasury Ultra Long-Term Bonds	942	6/19	153,718,186	154,752,938	1,034,752
					39,103,924
Contracts to Sell:
30-Day Federal Funds	883	7/19	$344,845,142	$344,829,160	$15,982
Australian 10-Year Bonds	61	6/19	5,846,230	5,946,308	(100,078)
Australian Dollar	84	6/19	6,004,050	5,928,720	75,330
Canadian Dollar	8	6/19	594,220	598,040	(3,820)
Euro-Bund	5,016	6/19	922,591,584	930,025,067	(7,433,483)
Euro-Buxl	402	6/19	82,360,117	85,099,695	(2,739,578)
Euro-Oat	672	6/19	119,296,790	122,101,863	(2,805,073)
Japanese 10-Year Bonds	95	6/19	130,250,676	130,251,358	(682)
U.S. Treasury 10-Year Notes	14,697	6/19	1,805,183,235	1,817,605,620	(12,422,385)
United Kingdom Long Gilt Bonds	788	6/19	131,116,643	130,827,921	288,722
					(25,125,065)
Net unrealized appreciation on open futures contracts					$13,978,859

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

At April 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	848,430,000	USD	12,144,196	Barclays Bank PLC	5/2/19	$50,739
INR	848,430,000	USD	12,095,460	Barclays Bank PLC	5/2/19	99,476
USD	12,095,460	INR	848,430,000	Barclays Bank PLC	5/2/19	(99,476)
USD	12,231,208	INR	848,430,000	Barclays Bank PLC	5/2/19	36,272
KRW	16,121,810,000	USD	14,096,804	Goldman Sachs Group Inc.	5/2/19	(294,543)
USD	13,919,712	KRW	16,121,810,000	Goldman Sachs Group Inc.	5/2/19	117,451
KRW	16,121,810,000	USD	13,919,712	JPMorgan Chase & Co.	5/2/19	(117,451)
USD	14,180,999	KRW	16,121,810,000	JPMorgan Chase & Co.	5/2/19	378,737
INR	965,500,000	USD	13,821,092	Barclays Bank PLC	5/6/19	49,149
USD	14,021,202	INR	965,500,000	JPMorgan Chase & Co.	5/6/19	150,962
USD	2,932,517	ARS	130,497,000	BNP Paribas SA	5/8/19	22,750
ARS	56,642,000	USD	1,374,472	JPMorgan Chase & Co.	5/8/19	(111,493)
ARS	73,855,000	USD	1,802,881	JPMorgan Chase & Co.	5/8/19	(156,093)
ARS	83,351,000	USD	2,030,970	JPMorgan Chase & Co.	5/15/19	(190,514)
ARS	120,191,992	USD	2,908,105	JPMorgan Chase & Co.	5/15/19	(254,172)
ARS	120,192,000	USD	2,928,655	JPMorgan Chase & Co.	5/15/19	(274,722)
USD	2,927,228	ARS	120,191,992	JPMorgan Chase & Co.	5/15/19	273,295
USD	2,964,565	ARS	121,310,000	JPMorgan Chase & Co.	5/15/19	285,945
USD	7,800,000	RUB	517,399,584	Citibank N.A.	5/29/19	(168,777)
USD	7,263,500	COP	22,611,275,500	Goldman Sachs Group Inc.	5/31/19	281,921
USD	1,602,984	RUB	104,041,644	Bank of America N.A.	6/17/19	5,028
USD	1,615,653	RUB	104,133,699	Bank of America N.A.	6/17/19	16,284
USD	2,404,912	RUB	155,930,881	Bank of America N.A.	6/17/19	9,999
USD	3,202,741	RUB	207,633,682	Bank of America N.A.	6/17/19	13,734
USD	3,765,853	RUB	249,833,600	Barclays Bank PLC	6/17/19	(71,294)
RUB	353,896,100	USD	5,335,385	Citibank N.A.	6/17/19	100,038
USD	1,595,985	RUB	103,680,000	JPMorgan Chase & Co.	6/17/19	3,584
USD	3,918,277	RUB	254,400,032	JPMorgan Chase & Co.	6/17/19	10,995
JPY	4,787,500,000	USD	43,045,625	BNP Paribas SA	6/19/19	109,655
MXN	473,500,000	USD	24,475,344	Citibank N.A.	6/19/19	299,662
ARS	160,668,000	USD	3,635,187	Goldman Sachs Group Inc.	6/21/19	(283,727)
USD	16,810,000	RUB	1,095,171,500	Goldman Sachs Group Inc.	6/21/19	(677)
ARS	263,700,000	USD	5,961,699	JPMorgan Chase & Co.	6/21/19	(461,038)
MXN	148,455,840	USD	7,696,000	Goldman Sachs Group Inc.	6/27/19	61,566
BRL	55,440,000	USD	14,052,876	Barclays Bank PLC	7/17/19	(2,108)
CAD	8,103,161	USD	6,101,134	Barclays Bank PLC	7/17/19	(40,848)

See Notes to Financial Statements.

32	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,200,000	USD	8,181,403	Barclays Bank PLC	7/17/19	$(50,707)
GBP	1,500,000	USD	1,961,566	Barclays Bank PLC	7/17/19	2,398
INR	6,517,749,875	USD	92,434,619	Barclays Bank PLC	7/17/19	365,778
NOK	110,675,000	USD	12,929,776	Barclays Bank PLC	7/17/19	(62,515)
PEN	33,635,000	USD	10,127,973	Barclays Bank PLC	7/17/19	9,369
RUB	693,430,000	USD	10,433,088	Barclays Bank PLC	7/17/19	173,866
SEK	62,880,000	USD	6,826,991	Barclays Bank PLC	7/17/19	(164,251)
USD	9,343,945	CNY	62,825,884	Barclays Bank PLC	7/17/19	18,906
USD	120,406,306	EUR	106,135,581	Barclays Bank PLC	7/17/19	551,283
USD	259,657	GBP	200,000	Barclays Bank PLC	7/17/19	(2,205)
USD	14,888,246	GBP	11,325,047	Barclays Bank PLC	7/17/19	60,254
USD	11,998,218	INR	848,430,000	Barclays Bank PLC	7/17/19	(81,816)
USD	13,662,671	INR	965,500,000	Barclays Bank PLC	7/17/19	(84,218)
USD	51,756	MXN	1,000,000	Barclays Bank PLC	7/17/19	(325)
USD	521,203	PLN	1,991,511	Barclays Bank PLC	7/17/19	(1,166)
USD	4,846,625	EUR	4,300,000	BNP Paribas SA	7/17/19	(9,208)
USD	390,020	GBP	300,000	BNP Paribas SA	7/17/19	(2,773)
USD	51,906	MXN	1,000,000	BNP Paribas SA	7/17/19	(176)
ARS	51,585,000	USD	1,157,653	Citibank N.A.	7/17/19	(125,144)
ARS	88,752,652	USD	2,006,617	Citibank N.A.	7/17/19	(230,172)
AUD	46,231,693	USD	32,947,270	Citibank N.A.	7/17/19	(294,890)
BRL	440,000	USD	112,751	Citibank N.A.	7/17/19	(1,237)
BRL	34,440,875	USD	8,825,563	Citibank N.A.	7/17/19	(96,834)
BRL	89,580,000	USD	22,962,165	Citibank N.A.	7/17/19	(258,923)
COP	57,611,761,501	USD	18,217,158	Citibank N.A.	7/17/19	(467,049)
EUR	10,000,000	USD	11,330,020	Citibank N.A.	7/17/19	(37,386)
MXN	130,765,497	USD	6,836,339	Citibank N.A.	7/17/19	(25,925)
RUB	568,911,377	USD	8,619,203	Citibank N.A.	7/17/19	83,069
TRY	12,617,525	USD	2,083,819	Citibank N.A.	7/17/19	(68,859)
USD	2,280,961	EUR	2,000,000	Citibank N.A.	7/17/19	22,435
USD	4,493,224	EUR	4,000,000	Citibank N.A.	7/17/19	(23,829)
USD	327,066	GBP	250,000	Citibank N.A.	7/17/19	(261)
USD	5,744,747	IDR	83,023,090,000	Citibank N.A.	7/17/19	(20,855)
USD	76,033,850	JPY	8,415,426,534	Citibank N.A.	7/17/19	10,082
USD	313,012	MXN	6,000,000	Citibank N.A.	7/17/19	525
USD	6,401,173	MXN	121,790,000	Citibank N.A.	7/17/19	58,213
USD	45,820,062	MXN	893,468,292	Citibank N.A.	7/17/19	(712,771)
USD	5,248,705	TRY	32,880,000	Citibank N.A.	7/17/19	(2,079)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	6,679,299,000	USD	9,938,546	Goldman Sachs Group Inc.	7/17/19	$(80,529)
USD	14,130,907	KRW	16,121,810,000	Goldman Sachs Group Inc.	7/17/19	288,610
USD	4,687,084	RUB	302,720,000	Goldman Sachs Group Inc.	7/17/19	56,570
USD	28,126,158	ZAR	402,901,582	Goldman Sachs Group Inc.	7/17/19	224,358
BRL	17,660,000	USD	4,525,710	JPMorgan Chase & Co.	7/17/19	(49,943)
USD	16,067,224	CNH	108,273,810	JPMorgan Chase & Co.	7/17/19	(4,939)
USD	27,154,895	KRW	30,784,146,832	JPMorgan Chase & Co.	7/17/19	723,416
USD	21,697,254	TWD	667,233,969	JPMorgan Chase & Co.	7/17/19	(7,160)
USD	4,689,290	EUR	4,170,000	Barclays Bank PLC	7/26/19	(23,507)
USD	9,383,046	EUR	8,320,000	BNP Paribas SA	7/26/19	(19,945)
USD	358,000	RUB	23,485,444	Citibank N.A.	7/26/19	(830)
USD	510,000	MXN	9,905,409	Barclays Bank PLC	7/29/19	(4,680)
USD	651,000	INR	46,435,830	BNP Paribas SA	7/31/19	(9,033)
ARS	39,642,000	USD	888,038	Citibank N.A.	7/31/19	(111,424)
ARS	100,040,000	USD	2,255,693	Citibank N.A.	7/31/19	(295,843)
USD	4,331,567	INR	325,370,000	Barclays Bank PLC	9/9/19	(273,284)
USD	1,963,671	ARS	96,543,870	JPMorgan Chase & Co.	9/23/19	220,630
ARS	88,822,315	USD	1,707,137	Citibank N.A.	9/27/19	(112,765)
ARS	120,622,388	USD	2,196,729	JPMorgan Chase & Co.	10/25/19	(115,672)
ARS	123,156,437	USD	2,250,666	JPMorgan Chase & Co.	10/25/19	(125,890)
ARS	169,646,100	USD	2,932,517	BNP Paribas SA	11/4/19	(46,906)
Total						$(1,387,853)

Abbreviations used in this table:

ARS	— Argentine Peso

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CLP	— Chilean Peso

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

NOK	— Norwegian Krone

See Notes to Financial Statements.

34	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

Abbreviations used in this table (cont’d):

PEN	— Peruvian Nuevo Sol

PLN	— Polish Zloty

RUB	— Russian Ruble

SEK	— Swedish Krona

TRY	— Turkish Lira

TWD	— Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

At April 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2019[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC (Russian Federation 7.500%, due 3/31/30)	$16,330,000	6/20/23	1.063%	1.000% quarterly	$(40,123)	$(336,729)	$296,606

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
51,780,000		9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	$(192,825)
208,100,000	MXN	4/13/20	28-Day TIIE-Banxico every 28 days	7.190% every 28 days	—	(120,717)
928,800,000	MXN	4/14/20	28-Day TIIE-Banxico every 28 days	7.108% every 28 days	—	(577,307)
550,600,000	MXN	4/15/20	28-Day TIIE-Banxico every 28 days	7.075% every 28 days	—	(351,872)
378,200,000	MXN	4/15/20	28-Day TIIE-Banxico every 28 days	7.085% every 28 days	—	(239,837)
760,400,000	MXN	5/28/20	28-Day TIIE-Banxico every 28 days	7.440% every 28 days	—	(376,701)
369,200,000	MXN	5/29/20	28-Day TIIE-Banxico every 28 days	7.400% every 28 days	—	(191,315)
749,400,000	MXN	6/1/20	28-Day TIIE-Banxico every 28 days	7.340% every 28 days	—	(415,051)
13,530,000		6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(2,917)	(122,622)
14,852,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	7,210	(66,988)
68,022,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	(23,833)	(218,993)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

April 30, 2019

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2,119,290,000	MXN	3/31/22	28-Day MXN TIIE-Banxico every 28 days	7.340% every 28 days	$64,120	$(1,866,081)
318,921,000		4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	73,347	92,958
324,901,000		4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	21,926	(106,899)
69,252,000		6/19/24	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.254% quarterly	—	53,696
11,056,100,000	JPY	6/20/24	0.127% semi-annually	6-Month JPY LIBOR semi-annually	1,161	(698,676)
155,744,000		12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	869,729	329,113
98,041,000		12/31/25	2.250% annually	Daily Federal Funds Effective Rate annually	(596,628)	(181,530)
428,830,000		1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(5,573,191)	2,371,598
74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR quarterly	—	3,228,027
47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR quarterly	—	2,063,037
47,817,000		7/19/29	3-Month LIBOR quarterly	3.000% semi-annually	—	2,054,124
49,518,000		2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	29,581	2,245,971
125,647,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	(662,440)	(4,642,714)
21,855,000		2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(522,065)	(1,948,156)
24,568,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	108,966	(810,401)
36,704,000		5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	34,766	(1,942,837)
24,480,000		8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(18,762)	(100,350)
1,473,800,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	(11,853)	(790,006)
3,396,700	EUR	8/23/47	1.498% annually	6-Month EURIBOR - Reuters semi-annually	(3,635)	(374,858)
19,933,000		7/19/49	3.000% semi-annually	3-Month LIBOR quarterly	(80,592)	(1,044,752)
Total					$(6,285,110)	$(4,942,964)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A.	753,300,000	BRL	1/4/21	BRL-CDI**	9.230%**	—	$8,760,800

See Notes to Financial Statements.

36	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.32 Index	$43,450,000	6/20/24	5.000% quarterly	$3,316,712	$3,190,502	$126,210
Markit CDX.NA.IG.31 Index	13,260,000	12/20/23	1.000% quarterly	285,329	200,729	84,600
Markit CDX.NA.IG.32 Index	357,798,104	6/20/24	1.000% quarterly	7,238,971	5,634,040	1,604,931
Total	$414,508,104			$10,841,012	$9,025,271	$1,815,741

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	37

Statement of assets and liabilities (unaudited)

April 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $1,302,278,686)	$1,265,478,751
Investments in affiliated securities, at value (Cost — $35,154,489)	35,154,489
Cash	1,267,854
Foreign currency, at value (Cost — $21,540,340)	21,475,732
Deposits with brokers for centrally cleared swap contracts	29,858,170
Foreign currency collateral for open futures contracts and exchange traded options, at value (Cost — $27,928,469)	28,011,424
Interest receivable	16,360,011
OTC swaps, at value (premiums paid — $0)	8,760,800
Deposits with brokers for open futures contracts and exchange-traded options	7,711,277
Receivable from broker — variation margin on open futures contracts	7,109,083
Unrealized appreciation on forward foreign currency contracts	5,247,004
Receivable for Fund shares sold	2,611,025
Deposits with brokers for OTC derivatives	2,320,000
Receivable for securities sold	786,352
Receivable for open OTC swap contracts	19,052
Prepaid expenses	78,162
Total Assets	1,432,249,186

Liabilities:
Payable for securities purchased	8,886,552
Unrealized depreciation on forward foreign currency contracts	6,634,857
Payable for Fund shares repurchased	3,837,813
Written options, at value (premiums received — $4,748,974)	3,403,114
Investment management fee payable	1,329,702
Payable to broker — variation margin on centrally cleared swap contracts	1,024,923
Service and/or distribution fees payable	41,679
OTC swaps, at value (premiums received — $336,729)	40,123
Directors’ fees payable	2,394
Interest payable	140
Accrued expenses	414,885
Total Liabilities	25,616,182
Total Net Assets	$1,406,633,004

Net Assets:
Par value (Note 7)	$126,251
Paid-in capital in excess of par value	1,423,935,744
Total distributable earnings (loss)	(17,428,991)
Total Net Assets	$1,406,633,004

See Notes to Financial Statements.

38	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Net Assets:
Class A	$39,757,811
Class A2	$556,324
Class C	$27,366,478
Class FI	$48,577,105
Class I	$1,094,452,437
Class IS	$195,922,849

Shares Outstanding:
Class A	3,565,924
Class A2	50,304
Class C	2,478,570
Class FI	4,357,432
Class I	98,246,028
Class IS	17,552,500

Net Asset Value:
Class A (and redemption price)	$11.15
Class A2 (and redemption price)	$11.06
Class C*	$11.04
Class FI (and redemption price)	$11.15
Class I (and redemption price)	$11.14
Class IS (and redemption price)	$11.16
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.64
Class A2 (based on maximum initial sales charge of 4.25%)	$11.55

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	39

Statement of operations (unaudited)

For the Six Months Ended April 30, 2019

Investment Income:
Interest from unaffiliated investments	$39,759,759
Interest from affiliated investments	163,906
Dividends	25,574
Less: Foreign taxes withheld	(217,088)
Total Investment Income	39,732,151

Expenses:
Investment management fee (Note 2)	7,680,033
Transfer agent fees (Note 5)	576,972
Service and/or distribution fees (Notes 2 and 5)	247,853
Custody fees	111,205
Registration fees	95,158
Fund accounting fees	45,905
Audit and tax fees	36,250
Legal fees	23,407
Directors’ fees	19,886
Commodity pool reports	19,836
Shareholder reports	19,381
Insurance	10,967
Interest expense	5,639
Commitment fees (Note 9)	5,118
Miscellaneous expenses	15,694
Total Expenses	8,913,304
Net Investment Income	30,818,847

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(35,274,386)
Futures contracts	(25,299,777)
Written options	27,785,934
Swap contracts	20,471,556
Forward foreign currency contracts	5,426,733
Foreign currency transactions	1,085,003
Net Realized Loss	(5,804,937)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	74,427,078	‡
Futures contracts	34,875,225
Written options	(872,937)
Swap contracts	1,542,218
Forward foreign currency contracts	(5,493,367)
Foreign currencies	1,055,559
Change in Net Unrealized Appreciation (Depreciation)	105,533,776
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	99,728,839
Increase in Net Assets From Operations	$130,547,686

‡	Net of change in accrued foreign capital gains tax of $6,605.

See Notes to Financial Statements.

40	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2019 (unaudited) and the Year Ended October 31, 2018	2019	2018

Operations:
Net investment income	$30,818,847	$52,889,198
Net realized loss	(5,804,937)	(32,470,483)
Change in net unrealized appreciation (depreciation)	105,533,776	(147,594,671)
Increase (Decrease) in Net Assets From Operations	130,547,686	(127,175,956)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(33,700,021)	(73,658,533)
Decrease in Net Assets From Distributions to Shareholders	(33,700,021)	(73,658,533)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	314,475,831	888,754,887
Reinvestment of distributions	23,465,305	51,889,943
Cost of shares repurchased	(447,902,562)	(714,127,779)
Increase (Decrease) in Net Assets From Fund Share Transactions	(109,961,426)	226,517,051
Increase (Decrease) in Net Assets	(13,113,761)	25,682,562

Net Assets:
Beginning of period	1,419,746,765	1,394,064,203
End of period(b)	$1,406,633,004	$1,419,746,765

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed (Note 11). For the year ended October 31, 2018, distributions from net investment income and net realized gains were $47,000,192 and $26,658,341, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required (Note 11). For the year ended October 31, 2018, end of year net assets included undistributed net investment income of $8,399,473.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	41

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.36	$11.79	$10.88	$10.89	$11.25	$10.46

Income (loss) from operations:
Net investment income	0.23	0.35	0.30	0.33	0.32	0.34
Net realized and unrealized gain (loss)	0.81	(1.21)	0.81	0.36	(0.25)	0.74
Total income (loss) from operations	1.04	(0.86)	1.11	0.69	0.07	1.08

Less distributions from:
Net investment income	(0.25)	(0.35)	(0.16)	(0.28)	(0.25)	(0.09)
Net realized gains	—	(0.22)	(0.04)	(0.42)	(0.18)	(0.20)
Total distributions	(0.25)	(0.57)	(0.20)	(0.70)	(0.43)	(0.29)

Net asset value, end of period	$11.15	$10.36	$11.79	$10.88	$10.89	$11.25
Total return[3]	10.17%	(7.75)%	10.44%	6.79%	0.71%	10.61%

Net assets, end of period (000s)	$39,758	$40,797	$45,837	$64,282	$67,884	$54,624

Ratios to average net assets:
Gross expenses	1.59%[4]	1.59%	1.55%	1.63%[5]	1.65%[5]	1.68%[5]
Net expenses[6]	1.59 [4]	1.59	1.55	1.63 [5]	1.65 [5,7]	1.32 [5,7]
Net investment income	4.37 [4]	3.11	2.73	3.14	2.96	3.13

Portfolio turnover rate	77%	113%[8]	150%[8]	295%[8]	105%[8]	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113%, 151%, 297% and 117% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

42	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2019[2]	2018	2017[3]

Net asset value, beginning of period	$10.27	$11.73	$10.58

Income (loss) from operations:
Net investment income	0.23	0.34	0.32
Net realized and unrealized gain (loss)	0.80	(1.19)	1.07
Total income (loss) from operations	1.03	(0.85)	1.39

Less distributions from:
Net investment income	(0.24)	(0.39)	(0.20)
Net realized gains	—	(0.22)	(0.04)
Total distributions	(0.24)	(0.61)	(0.24)

Net asset value, end of period	$11.06	$10.27	$11.73
Total return[4]	10.10%	(7.63)%	13.41%

Net assets, end of period (000s)	$556	$521	$358

Ratios to average net assets:
Gross expenses	1.60%[5]	1.62%[6]	3.23%[5]
Net expenses[7]	1.60 [5]	1.62 [6]	1.85 [5,8]
Net investment income	4.36 [5]	3.10	3.17 [5]

Portfolio turnover rate	77%	113%[9]	150%[9,10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]	For the period December 14, 2016 (inception date) to October 31, 2017.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class A2 shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% and 151% for the years ended October 31, 2018 and 2017, respectively.

[10]	For the year ended October 31, 2017.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.20	$11.63	$10.73	$10.76	$11.17	$10.45

Income (loss) from operations:
Net investment income	0.19	0.26	0.22	0.26	0.24	0.25
Net realized and unrealized gain (loss)	0.80	(1.19)	0.81	0.35	(0.25)	0.74
Total income (loss) from operations	0.99	(0.93)	1.03	0.61	(0.01)	0.99

Less distributions from:
Net investment income	(0.15)	(0.28)	(0.09)	(0.22)	(0.22)	(0.07)
Net realized gains	—	(0.22)	(0.04)	(0.42)	(0.18)	(0.20)
Total distributions	(0.15)	(0.50)	(0.13)	(0.64)	(0.40)	(0.27)

Net asset value, end of period	$11.04	$10.20	$11.63	$10.73	$10.76	$11.17
Total return[3]	9.77%	(8.38)%	9.67%	6.04%	(0.01)%	9.71%

Net assets, end of period (000s)	$27,366	$32,338	$37,669	$29,340	$30,637	$14,511

Ratios to average net assets:
Gross expenses	2.30%[4]	2.29%	2.30%	2.32%[5]	2.36%[5]	2.43%[5]
Net expenses[6]	2.30 [4]	2.29	2.30	2.32 [5]	2.36 [5,7]	2.19 [5,7]
Net investment income	3.66 [4]	2.41	2.00	2.49	2.25	2.30

Portfolio turnover rate	77%	113%[8]	150%[8]	295%[8]	105%[8]	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113%, 151%, 297% and 117% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

44	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.34	$11.79	$10.88	$10.87	$11.22	$10.46

Income (loss) from operations:
Net investment income	0.23	0.32	0.30	0.33	0.32	0.33
Net realized and unrealized gain (loss)	0.81	(1.19)	0.80	0.35	(0.25)	0.73
Total income (loss) from operations	1.04	(0.87)	1.10	0.68	0.07	1.06

Less distributions from:
Net investment income	(0.23)	(0.36)	(0.15)	(0.25)	(0.24)	(0.10)
Net realized gains	—	(0.22)	(0.04)	(0.42)	(0.18)	(0.20)
Total distributions	(0.23)	(0.58)	(0.19)	(0.67)	(0.42)	(0.30)

Net asset value, end of period	$11.15	$10.34	$11.79	$10.88	$10.87	$11.22
Total return[3]	10.22%	(7.80)%	10.35%	6.76%	0.67%	10.51%

Net assets, end of period (000s)	$48,577	$30,425	$81,279	$25,088	$60,375	$53,027

Ratios to average net assets:
Gross expenses	1.60%[4]	1.65%	1.63%[5]	1.69%[5]	1.66%[5]	1.85%[5]
Net expenses[6]	1.60 [4]	1.65 [7]	1.63 [5]	1.65 [5,7]	1.65 [5,7]	1.40 [5,7]
Net investment income	4.28 [4]	2.88	2.69	3.18	2.95	3.03

Portfolio turnover rate	77%	113%[8]	150%[8]	295%[8]	105%[8]	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113%, 151%, 297% and 117% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.37	$11.80	$10.89	$10.91	$11.25	$10.47

Income (loss) from operations:
Net investment income	0.25	0.38	0.34	0.36	0.36	0.33
Net realized and unrealized gain (loss)	0.81	(1.20)	0.80	0.35	(0.26)	0.75
Total income (loss) from operations	1.06	(0.82)	1.14	0.71	0.10	1.08

Less distributions from:
Net investment income	(0.29)	(0.39)	(0.19)	(0.31)	(0.26)	(0.10)
Net realized gains	—	(0.22)	(0.04)	(0.42)	(0.18)	(0.20)
Total distributions	(0.29)	(0.61)	(0.23)	(0.73)	(0.44)	(0.30)

Net asset value, end of period	$11.14	$10.37	$11.80	$10.89	$10.91	$11.25
Total return[3]	10.34%	(7.45)%	10.66%	7.15%	1.00%	10.72%

Net assets, end of period (millions)	$1,094	$1,150	$1,057	$567	$513	$180

Ratios to average net assets:
Gross expenses	1.31%[4]	1.30%	1.30%	1.34%[5]	1.35%[5]	1.58%[5]
Net expenses[6]	1.31 [4]	1.30	1.30	1.34 [5]	1.35 [5,7]	1.30 [5,7]
Net investment income	4.65 [4]	3.43	3.01	3.45	3.28	3.08

Portfolio turnover rate	77%	113%[8]	150%[8]	295%[8]	105%[8]	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113%, 151%, 297% and 117% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

46	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.39	$11.83	$10.92	$10.93	$11.25	$10.47

Income (loss) from operations:
Net investment income	0.25	0.39	0.34	0.37	0.37	0.38
Net realized and unrealized gain (loss)	0.82	(1.22)	0.81	0.36	(0.25)	0.70
Total income (loss) from operations	1.07	(0.83)	1.15	0.73	0.12	1.08

Less distributions from:
Net investment income	(0.30)	(0.39)	(0.20)	(0.32)	(0.26)	(0.10)
Net realized gains	—	(0.22)	(0.04)	(0.42)	(0.18)	(0.20)
Total distributions	(0.30)	(0.61)	(0.24)	(0.74)	(0.44)	(0.30)

Net asset value, end of period	$11.16	$10.39	$11.83	$10.92	$10.93	$11.25
Total return[3]	10.44%	(7.45)%	10.83%	7.22%	1.19%	10.62%

Net assets, end of period (millions)	$196	$166	$172	$180	$105	$49

Ratios to average net assets:
Gross expenses	1.21%[4]	1.21%	1.21%	1.23%[5]	1.25%[5]	1.30%[5]
Net expenses[6]	1.21 [4]	1.21	1.21	1.23 [5]	1.25 [5]	1.04 [5,7]
Net investment income	4.73 [4]	3.49	3.08	3.55	3.36	3.43

Portfolio turnover rate	77%	113%[8]	150%[8]	295%[8]	105%[8]	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113%, 151%, 297% and 117% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

48	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Energy	—	$79,251,290	$0	*	$79,251,290
Other corporate bonds & notes	—	390,392,712	—		390,392,712
Sovereign bonds	—	397,579,840	—		397,579,840
U.S. government & agency obligations	—	143,312,484	—		143,312,484
Collateralized mortgage obligations	—	79,156,277	—		79,156,277
U.S. treasury inflation protected securities	—	61,024,314	—		61,024,314
Asset-backed securities	—	35,883,201	—		35,883,201
Non-U.S. treasury inflation protected securities	—	34,307,719	—		34,307,719
Senior loans:
Communication services	—	6,599,988	907,761		7,507,749
Other senior loans	—	25,973,814	—		25,973,814
Municipal bonds	—	6,102,968	—		6,102,968
Purchased options:
Exchange-traded purchased options	$1,193,823	—	—		1,193,823
OTC purchased options	—	2,656,456	—		2,656,456
Common stocks	735,687	—	—		735,687
Preferred stocks	400,417	—	—		400,417
Total long-term investments	2,329,927	1,262,241,063	907,761		1,265,478,751
Short-term investments†	—	35,154,489	—		35,154,489
Total investments	$2,329,927	$1,297,395,552	$907,761		$1,300,633,240
Other financial instruments:
Futures contracts	$39,777,975	—	—		$39,777,975
Forward foreign currency contracts	—	$5,247,004	—		5,247,004
Centrally cleared interest rate swaps	—	12,438,524	—		12,438,524
OTC interest rate swaps‡	—	8,760,800	—		8,760,800
Centrally cleared credit default swaps on credit indices — sell protection	—	1,815,741	—		1,815,741
Total other financial instruments	$39,777,975	$28,262,069	—		$68,040,044
Total	$42,107,902	$1,325,657,621	$907,761		$1,368,673,284

50	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options:
Exchange-traded written options	$2,113,110	—	—	$2,113,110
OTC written options	—	$1,290,004	—	1,290,004
Futures contracts	25,799,116	—	—	25,799,116
Forward foreign currency contracts	—	6,634,857	—	6,634,857
OTC credit default swaps on sovereign issues — sell protection‡	—	40,123	—	40,123
Centrally cleared interest rate swaps	—	17,381,488	—	17,381,488
Total	$27,912,226	$25,346,472	—	$53,258,698

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either

52	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counter-party in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2019, the total notional value of all credit default swaps to sell protection was $430,838,104. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit

54	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or receive and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At April 30, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

56	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

58	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2019, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $7,964,984. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counter-parties. As of April 30, 2019, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $2,320,000, which could be used to reduce the required payment.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

At April 30, 2019, the Fund held non-cash collateral from Bank of America N.A., Barclays Bank PLC, BNP Paribas SA and JPMorgan Chase & Co. in the amounts of $8,887,987, $62,360, $183,755 and $275,156 respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(s) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(t) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(u) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

60	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”), Western Asset Management Company Ltd in Japan (“Western Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Singapore, Western Japan and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.65%, 1.85%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class FI
Expires September 30, 2020	$1,205
Total fee waivers/expense reimbursements subject to recapture	$1,205

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2019, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$1,040	$35	—
CDSCs	2,709	—	$1,244

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$159,509,098	$787,114,184
Sales	179,223,540	877,858,288

At April 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,337,433,175	$37,258,864	$(74,058,799)	$(36,799,935)
Swap contracts	2,403,432	23,311,671	(17,381,488)	5,930,183
Written options	(4,748,974)	1,826,255	(480,395)	1,345,860
Futures contracts	—	39,777,975	(25,799,116)	13,978,859
Forward foreign currency contracts	—	5,247,004	(6,634,857)	(1,387,853)

62	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2019.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$948,750	$2,900,964	$565	$3,850,279
Futures contracts[3]	38,901,758	876,217	—	39,777,975
OTC swap contracts[4]	8,760,800	—	—	8,760,800
Centrally cleared swap contracts[5]	12,438,524	—	1,815,741	14,254,265
Forward foreign currency contracts	—	5,247,004	—	5,247,004
Total	$61,049,832	$9,024,185	$1,816,306	$71,890,323

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$2,102,365	$1,297,980	$2,769	$3,403,114
Futures contracts[3]	25,501,279	297,837	—	25,799,116
OTC swap contracts[4]	—	—	40,123	40,123
Centrally cleared swap contracts[5]	17,381,488	—	—	17,381,488
Forward foreign currency contracts	—	6,634,857	—	6,634,857
Total	$44,985,132	$8,230,674	$42,892	$53,258,698

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(9,372,347)	$(6,716,163)	$(559,547)	$(16,648,057)
Written options	22,013,996	5,551,206	220,732	27,785,934
Futures contracts	(27,610,494)	2,310,717	—	(25,299,777)
Swap contracts	16,619,929	—	3,851,627	20,471,556
Forward foreign currency contracts	—	5,426,733	—	5,426,733
Total	$1,651,084	$6,572,493	$3,512,812	$11,736,389

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment in unaffiliated securities transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$471,200	$238,263	$(76,133)	$633,330
Written options	(190,045)	(691,370)	8,478	(872,937)
Futures contracts	32,026,912	2,848,313	—	34,875,225
Swap contracts	(544,601)	—	2,086,819	1,542,218
Forward foreign currency contracts	—	(5,493,367)	—	(5,493,367)
Total	$31,763,466	$(3,098,161)	$2,019,164	$30,684,469

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended April 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$4,199,632
Written options	5,706,939
Futures contracts (to buy)	5,457,369,301
Futures contracts (to sell)	3,431,497,070
Forward foreign currency contracts (to buy)	504,681,024
Forward foreign currency contracts (to sell)	664,191,202

Average Notional Balance
Interest rate swap contracts	$2,830,192,727
Credit default swap contracts (to buy protection)	4,068,286
Credit default swap contracts (to sell protection)	338,485,254

64	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$8,805,845	$(2,769)	$8,803,076	$(8,805,845)	$(2,769)
Barclays Bank PLC	2,205,828	(1,274,674)	931,154	(62,360)	868,794
BNP Paribas SA	644,197	(308,295)	335,902	(183,755)	152,147
Citibank N.A.	1,126,672	(3,424,850)	(2,298,178)	2,320,000	21,822
Goldman Sachs Group Inc.	1,552,169	(1,064,804)	487,365	—	487,365
JPMorgan Chase & Co.	2,329,549	(1,889,592)	439,957	(275,156)	164,801
Total	$16,664,260	$(7,964,984)	$8,699,276	$(7,007,116)	$1,692,160

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$49,908	$25,009
Class A2	678	363
Class C	146,424	13,985
Class FI	50,843	28,244
Class I	—	508,362
Class IS	—	1,009
Total	$247,853	$576,972

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Net Investment Income:
Class A	$943,097	$1,391,661
Class A2	12,583	20,743
Class C	420,361	953,655
Class FI	696,697	2,544,996
Class I	27,336,107	35,945,106
Class IS	4,291,176	6,144,031
Total	$33,700,021	$47,000,192

Net Realized Gains:
Class A	—	$862,737
Class A2	—	11,493
Class C	—	723,482
Class FI	—	1,508,868
Class I	—	20,171,093
Class IS	—	3,380,668
Total	—	$26,658,341

7. Capital Shares

At April 30, 2019, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	451,410	$4,903,823	2,246,396	$25,258,621
Shares issued on reinvestment	77,067	813,059	176,864	2,003,869
Shares repurchased	(902,145)	(9,724,688)	(2,372,595)	(26,096,029)
Net increase (decrease)	(373,668)	$(4,007,806)	50,665	$1,166,461

Class A2
Shares sold	2,512	$26,710	78,576	$886,800
Shares issued on reinvestment	1,203	12,583	2,871	32,236
Shares repurchased	(4,145)	(44,401)	(61,257)	(657,608)
Net increase (decrease)	(430)	$(5,108)	20,190	$261,428

Class C
Shares sold	338,988	$3,600,286	1,164,454	$13,063,748
Shares issued on reinvestment	33,913	355,068	119,685	1,342,867
Shares repurchased	(1,065,713)	(11,294,328)	(1,352,590)	(14,535,058)
Net decrease	(692,812)	$(7,338,974)	(68,451)	$(128,443)

66	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class FI
Shares sold	2,148,164	$23,182,748	799,796	$9,024,920
Shares issued on reinvestment	66,038	696,697	358,077	4,053,427
Shares repurchased	(798,878)	(8,725,362)	(5,109,878)	(57,866,417)
Net increase (decrease)	1,415,324	$15,154,083	(3,952,005)	$(44,788,070)

Class I
Shares sold	21,143,325	$228,723,590	69,783,916	$780,451,244
Shares issued on reinvestment	1,820,972	19,174,834	3,420,098	38,681,306
Shares repurchased	(35,640,853)	(379,991,458)	(51,867,720)	(566,172,330)
Net increase (decrease)	(12,676,556)	$(132,093,034)	21,336,294	$252,960,220

Class IS
Shares sold	4,954,749	$54,038,674	5,350,605	$60,069,554
Shares issued on reinvestment	228,726	2,413,064	509,818	5,776,238
Shares repurchased	(3,568,177)	(38,122,325)	(4,438,335)	(48,800,337)
Net increase	1,615,298	$18,329,413	1,422,088	$17,045,455

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended April 30, 2019. The following transactions were effected in shares of such companies for the six months ended April 30, 2019.

	Affiliate Value at October 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$18,100	$418,763,906	418,763,906	$383,627,517	383,627,517

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2019
Western Asset Government Cash Management Portfolio LLC	—	$163,906	—	$35,154,489

Western Asset Macro Opportunities Fund 2019 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended April 30, 2019, the Fund incurred a commitment fee in the amount of $5,118. The Fund did not utilize the Redemption Facility during the six months ended April 30, 2019.

10. Deferred capital losses

As of October 31, 2018, the Fund had deferred capital losses of $18,584,942, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) —Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

68	Western Asset Macro Opportunities Fund 2019 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan,” and together with Western Singapore and WAML, the “Non-U.S. Subadvisers” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 11, 2018 and October 29, 2018. At a meeting held on November 13, 2018, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreements between LMPFA and the Non-U.S. Subadvisers with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to renew the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff;

Western Asset Macro Opportunities Fund	69

Board approval of management and subadvisory agreements (unaudited) (cont’d)

and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each of the Subadvisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group and to its investment benchmark over the one- and three-year periods ended June 30, 2018. In that connection, the Directors noted that the performance of the Fund exceeded its peer group’s average performance for the three-year period and was lower than its peer group’s average performance for the one-year period. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by one or more of the Subadvisers. The Directors observed that the management fee paid by the Fund to LMPFA was higher than the average of the management fees paid by funds in its peer group and that total expenses for the Fund were higher than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the management fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and each Subadviser may receive from its relationship with the Fund, including any “fallout benefits,” such as reputational

70	Western Asset Macro Opportunities Fund

value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Macro Opportunities Fund	71

Western Asset

Macro Opportunities Fund

Directors

Robert Abeles, Jr

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon

Independent registered public accounting firm

Pricewaterhouse Coopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Macro Opportunities Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Macro Opportunities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Macro Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX016460 6/19 SR19-3638

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 20, 2019